Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Basis of preparation and accounting policies
Summary of business area reporting changes

YEAR ENDED 31 DECEMBER 2024		Print &
	As	print -	Commercial
Revenue	reported	related	healthcare	Restated
	GBPm	GBPm	GBPm	GBPm
Risk	3,245	(7)	98	3,336
Scientific, Technical & Medical	3,051	(329)	(98)	2,624
Legal	1,899	(181)	-	1,718
Exhibitions	1,239	-	-	1,239
Print & print-related activities	-	517	-	517
Total revenue	9,434	-	-	9,434

Adjusted operating profit

Risk	1,228	(4)	9	1,233
Scientific, Technical & Medical	1,172	(182)	(9)	981
Legal	412	(31)	-	381
Exhibitions	398	-	-	398
Print & print-related activities	-	217	-	217
Unallocated central costs	(11)	-	-	(11)
Total adjusted operating profit	3,199	-	-	3,199

1 Basis of preparation and accounting policies (continued)

YEAR ENDED 31 DECEMBER 2023		Print &
	As	print -	Commercial
Revenue	reported	related	healthcare	Restated
	GBPm	GBPm	GBPm	GBPm
Risk	3,133	(9)	100	3,224
Scientific, Technical & Medical	3,062	(381)	(100)	2,581
Legal	1,851	(196)	-	1,655
Exhibitions	1,115	-	-	1,115
Print & print-related activities	-	586	-	586
Total revenue	9,161	-	-	9,161

Adjusted operating profit

Risk	1,165	(5)	10	1,170
Scientific, Technical & Medical	1,165	(215)	(10)	940
Legal	393	(33)	-	360
Exhibitions	319	-	-	319
Print & print-related activities	-	253	-	253
Unallocated central costs	(12)	-	-	(12)
Total adjusted operating profit	3,030	-	-	3,030